1933 Act File No. 2-66437
                                                      1940 Act File No. 811-2993

                                    SECURITIES AND EXCHANGE COMMISSION
                                          Washington, D.C. 20549

                                                 Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    X
                                                                         -----

      Pre-Effective Amendment No.         ..............................

      Post-Effective Amendment No.   35   ..............................   X
                                   -------                               -----

                                                  and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940          X
                                                                       -----

      Amendment No.   28  .............................................   X
                    ------                                              -----

                 EDWARD D. JONES & CO. DAILY PASSPORT CASH TRUST

               (Exact Name of Registrant as Specified in Charter)

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000
                    (Address of Principal Executive Offices)

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire,
                           Federated Investors Tower,
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective:

    immediately upon filing pursuant to paragraph (b) on _____________, pursuant to paragraph (b) 60 days after filing pursuant to paragraph (a) (i)
 X on April 30, 1999 pursuant to paragraph (a) (i). 75 days after filing pursuant to paragraph (a)(ii) on _________________ pursuant to paragraph
    (a)(ii) of Rule 485.

If appropriate, check the following box:

    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Copies to:

Matthew G. Maloney, Esquire
Dickstein, Shapiro, Morin & Oshinsky
2101 L Street, N.W.
Washington, D.C. 20037


Prospectus



EDWARD D. JONES & CO. DAILY PASSPORT CASH TRUST


A money market mutual fund seeking stability of principal and current income consistent with stability of principal by investing in a portfolio of money market instruments maturing in 13 months or less.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus, and any representation to the contrary is a criminal offense.







                         Contents Risk/Return
                         Summary What are the Fund's
                         Fees and Expenses?
                         What are the Fund's Investment Strategies?
                         What are the Principal Securities in Which the Fund Invests?
                         What are the Specific Risks
                         of Investing in the Fund?
                         What do Shares Cost?
                         How is the Fund Sold?
                         How to Purchase Shares
                         How to Redeem and Exchange Shares
                         Account and Share Information
                         Who Manages the Fund?
                         Financial Information






april 30, 1999

RISK/RETURN SUMMARY


WHAT IS THE FUND'S INVESTMENT OBJECTIVE?
The Fund's investment objective is stability of principal and current income consistent with stability of principal. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.


WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?
The Fund invests in a portfolio of U.S. Treasury and government agency securities maturing in 13 months or less. These investments include repurchase agreements collateralized fully by U.S. Treasury and government agency securities. The dollar-weighted average maturity of the Fund's portfolio will be 60 days or less.


WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?
Although the Fund seeks to maintain a stable net asset value, it is possible to lose money investing in the Fund. The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

Risk/Return Bar Chart and Table
The graphic presentation displayed here consists of a bar chart representing the annual total returns of Edward D. Jones & Co. Daily Passport Cash Trust as of the calendar year-end for each of ten years. The `y' axis reflects the "% Total Return" beginning with "1.00%" and increasing in increments of 3.00% up to 10.00%. The `x' axis represents calculation periods for the last ten calendar years of the Fund, beginning with the earliest year. The light gray shaded chart features ten distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund for each calendar year is stated directly at the top of each respective bar, for the calendar years 1989 through 1998. The percentages noted are: 8.75%, 7.60%, 5.42%, 3.04%, 2.32%, 3.37%, 5.11%, 4.60%, 4.80%, and 4.74%. The Fund does not impose a sales charge. Hence, the total returns displayed above are based on net asset value. Within the period shown in the Chart, the Fund's highest quarterly return was 2.27% (quarter ended June 30, 1989). Its lowest quarterly return was 0.60% (quarter ended March 31, 1994). The bar chart shows the variability of the Fund's actual total returns on a yearly basis. The Fund's Seven-Day Net Yield as of December 31, 1998 was 4.25%.

Average Annual Total Return
The following table represents the Fund's Average Annual Total Returns through January 31, 1999.


                           1 Year                 5 Years              10 Years
Fund                       4.74%                  4.52%                4.96%

Investors may call the Fund to acquire the current Seven-Day Net Yield at 1-800-341-7400. Past performance does not necessarily predict future performance. This information provides you with historical performance so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.

WHAT ARE THE FUND'S FEES AND EXPENSES?


edward d. jones & co. daily passport cash trust

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.



Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering    None
price)
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase       None
price or redemption proceeds, as applicable)
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other           None
Distributions) (as a percentage of offering price)
Redemption Fee (as a percentage of amount redeemed, if applicable)               None
Exchange Fee                                                                     None


Annual Fund Operating Expenses Expenses That are Deducted From Fund Assets (as a percentage of average net assets) Management Fee (1) 0.42% Distribution (12b-1) Fee None Shareholder Services Fee 0.25% Other Expenses 0.20% Total Annual Fund Operating Expenses 0.87% 1 The maximum management services fee is 0.50% of the first $500 million in average daily net assets,
   0.475% of the second $500 million in average daily net assets, 0.45% of the third $500 million in average daily net assets, 0.425% of the fourth $500 million in average daily net assets, and 0.40% of average daily net assets in excess of $2 billion.

Example
This Example is intended to help you compare the cost of investing in the Fund's Shares with the cost of investing in other mutual funds.
  The Example assumes that you invest $10,000 in the Fund's Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
                    1 Year       3 Years        5 Years       10 Years
                       $89          $278           $482         $1,073

WHAT ARE THE FUND'S INVESTMENT STRATEGIES?

The Fund seeks to earn the highest possible income without risking principal. In order to minimize the Fund's credit risk, or risk that any investment by the Fund will not be repaid, the Fund invests only in U.S. Treasury and government agency securities, including repurchase agreements collateralized fully by U.S. Treasury and government agency securities.

Under normal market conditions, the Fund's income will be determined by the maturity of its investments: the longer the maturity, the higher the income. This is because the prices of the U.S. government securities in which the Fund invests normally vary before their maturity dates with the rise and fall of market interest rates. As the maturity of a security lengthens, an investor receives higher compensation (in the form of higher interest rates) for taking the risk that if he should need to sell the security before maturity, he will receive a lower price than he paid. The investment strategy of the Fund is to select individual investments that, together, will have the longest average maturity consistent with avoiding risk to principal as a result of market interest rate fluctuations.

The adviser manages the Fund's portfolio by, first, continually assessing whether it expects market interest rates to rise or fall. Then, based on this market interest rate outlook, the adviser makes judgements as to whether the Fund should increase the average maturity of the Fund's portfolio to increase the Fund's current income or reduce the portfolio maturity to avoid risk to principal from anticipated changes in market interest rates. Generally, the adviser will increase the maturity of the portfolio in a stable market environment. If the adviser expects market interest rates to significantly increase or decrease, it will reduce the maturity of the Fund's portfolio.

The adviser seeks to forecast market interest rates by analyzing a variety of factors, such as current U.S. economic activity and the economic outlook, current short-term interest rates, the Federal Reserve Board's policies regarding short-term interest rates, and the potential effects of foreign economic activity on U.S. short-term interest rates.

In order to minimize any risk to principal as a result of market interest rate fluctuations, the Fund intends, as a matter of investment policy, to limit the average maturity of its portfolio to 60 days or less. No individual portfolio investment may have a maturity exceeding 397 days.

WHAT ARE THE PRINCIPAL SECURITIES IN WHICH THE FUND INVESTS?

U.S. Treasury and government agency securities pay interest, dividends or distributions at a specified rate. The rate may be fixed or adjusted periodically. The issuer must also repay the principal amount of the security, normally within a specified time. The Fund invests primarily in the following types of U.S.
government securities.

U.S. Treasury Securities

Treasury securities are direct obligations of the federal government of the United States.

U.S. Government Agency Securities

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (GSE). The full faith and credit of the United States support some GSEs. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities.

Repurchase Agreements

Repurchase agreements are transactions in which a Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return for the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the adviser.

Repurchase agreements are subject to credit risks.


Investment Ratings
The Trust invests in high quality money market instruments that are either rated in the highest short-term rating category by one or more nationally recognized statistical rating organizations or of comparable quality to securities having such ratings.

WHAT ARE THE SPECIFIC RISKS OF INVESTING IN THE FUND?

Although there are many factors which may affect an investment in the Fund, the principal risks of investing in a money market fund are described below.

Market Risk

Prices of fixed income securities rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of fixed income securities fall.

Interest rate changes have a greater affect on the prices of fixed income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.

Credit Risk

Credit risk includes the possibility that a party to a repurchase agreement transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.


WHAT DO SHARES COST?

You can purchase, redeem, or exchange Shares any day the New York Stock Exchange
(NYSE) is open. Shares are sold at the net asset value (NAV) next calculated after your order is received. The Fund does not charge a front-end sales charge. NAV is determined at 12:00 noon (Eastern time) and as of the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

The required minimum initial investment for Fund Shares is $1,000. Subsequent investments must be in amounts of at least $1,000 except for those shareholders in the Full Service Account (FSA) or who have signed an Automatic Collection and Reinvestment Service Agreement in which there are no minimum requirements.

Full Service Account

As a shareholder, you may subscribe to Edward D. Jones & Co.'s Full Service Account (FSA). This program provides a convenient method for investment by linking your Fund account and the Edward D. Jones & Co. Brokerage Account. As an FSA subscriber, you will have a free credit balance in the Brokerage Account and will automatically have this sum invested in your Fund account on a daily basis. FSA also permits daily, automatic redemption of Fund Shares to satisfy debit balances in the your Brokerage Accounts. At present, there is no fee for this service, but Edward D. Jones & Co. reserves the right to charge a fee in the future.

HOW IS THE FUND SOLD?

The Fund's Principal Distributor, Edward D. Jones & Co., and its Distributor, Federated Securities Corp., market the Shares described in this prospectus to individual, joint, custodial, trust, fiduciary, corporate, partnership, association, or proprietorship accounts.

The Principal Distributor, the Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor acts as the Fund's distributor in those states in which the Principal Distributor is not registered.


HOW TO PURCHASE SHARES

You may purchase Shares by check or wire. Fund Shares purchased before 3:00 p.m. (Eastern time) earn dividends that day. Payment should be made in U.S. dollars and drawn on a U.S. bank.

When payment is made by check, the order is considered received after the check is converted into federal funds by Edward D. Jones & Co. or Federated Shareholder Services Company, the Fund's transfer agent. This is normally within two business days of receiving the check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the Fund or its transfer agent incurs. Checks originally payable to someone other than you or Edward D. Jones & Co. (third-party checks) are not accepted.

When payment is made by wire with federal funds, the order is considered received immediately. The Fund reserves the right to reject any request to purchase Shares.


By Check
To purchase Shares by check:

o        sign the Automatic Collection and Reinvestment Service Agreement* ;

o        complete and sign a checkwriting application*;

o    enclose a check for  $1,000 or more made  payable to Edward D. Jones & Co.;
     and

o send the check and any completed forms to your local Edward D. Jones & Co. office with instructions that it be invested in the Fund.

* These forms are available from your Edward D. Jones & Co. investment professional. They are optional but recommended.




By Wire
Shares may be purchased with federal funds sent by Federal Reserve or bank wire. This method results in a more rapid investment in Fund Shares. Contact your Edward D. Jones & Co. investment professional before wiring any funds. You cannot purchase Shares by wire on holidays when wire transfers are restricted.

THROUGH AN EXCHANGE
You may purchase Shares through an exchange of shares you own in certain funds advised and distributed by affiliates of Federated Investors, Inc. (Federated Funds). Or, you may purchase shares of certain Federated Funds by exchanging your Fund Shares. Sales charges may apply in purchasing some Federated Funds. You must meet the minimum initial investment requirement for purchasing Shares and both accounts must have identical registrations. Contact Edward D. Jones & Co. directly or Federated Securities Corp at 1-800-341-7400 for information on and prospectuses for the Federated Funds into which your Shares may be exchanged.


RETIREMENT INVESTMENTS
You may purchase Shares as retirement investments (such as qualified plans and IRAs or transfer or rollover of assets). Call your investment professional or the Fund for information on retirement investments. We suggest that you discuss retirement investments with your tax adviser. You may be subject to an annual IRA account fee.

HOW TO REDEEM AND EXCHANGE SHARES

     You may redeem or exchange Shares by submitting a request by telephone or by mail to your Edward D. Jones & Co. investment professional.


By Telephone

You may redeem or exchange Shares by calling your Edward D. Jones & Co. investment professional.

If you call before 3:00 p.m. (Eastern time) your redemption will be wired to you the same day. You will not receive that day's dividend.

If you call after 3:00 p.m. (Eastern time) you will receive that day's dividend and your redemption will be wired to you the following business day.


By Mail

You may redeem or exchange Shares by mailing a written request to Edward D. Jones & Co. Call your Edward D. Jones & Co. investment professional for specific instructions before redeeming by letter.

Your redemption request will be processed on the day the Fund receives your written request in proper form. Dividends are paid up to and including the day that a redemption request is processed.

All written requests must include:

o        Fund Name, account number and account registration;

o        amount to be redeemed or exchanged;

o        signatures of all Shareholders exactly as registered; and

o if exchanging, the Fund Name and Share Class, account number and account registration into which you are exchanging.


Signature Guarantees Signatures must be guaranteed if:

o your redemption will be sent to an address other than the address of record;

o your redemption will be sent to an address of record that was changed within the last thirty days;

o    a redemption is payable to someone other than the shareholder(s) of record;
     or

o if exchanging (transferring) into another fund with a different shareholder registration.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.


PAYMENT METHODS FOR REDEMPTIONS
Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

o an electronic transfer to your account at a financial institution that is an ACH member; or

o wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.


LIMITATIONS ON REDEMPTION PROCEEDS
Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

o        to allow your purchase to clear;

o        during periods of market volatility; or

o when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.


REDEMPTIONS FROM RETIREMENT ACCOUNTS
In the absence of your specific instructions, 10% of the value of your redemption from a retirement account in the Fund may be withheld for taxes. This withholding only applies to certain types of retirement accounts.


EXCHANGE PRIVILEGES
You may exchange Shares of the Fund into Shares of certain Federated Funds. To do this, you must:

o        ensure that the account registrations are identical;

o        meet any minimum initial investment requirements; and

o        receive a prospectus for the fund into which you wish to exchange.

An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction.

The Fund may modify or terminate the exchange privilege at any time. The Fund's management or investment adviser may determine from the amount, frequency and pattern of exchanges that a shareholder is engaged in excessive trading that is detrimental to the Fund and other shareholders. If this occurs, the Fund may terminate the availability of exchanges to that shareholder and may bar that shareholder from purchasing other Federated Funds.

CHECKWRITING
You may request checks to redeem your Fund Shares in amounts of $500 or more. Your account will continue to receive the daily dividend declared on the Shares being redeemed until the check is presented for payment You may not write checks to redeem Shares directly from Federated Shareholder Services Company or to close an account. The checkwriting privilege may be discontinued at any time. For further information, contact your Edward D. Jones & Co. investment professional.


VISA Account
You may establish a VISA account with State Street Bank and Trust Company that allows you to redeem Shares with a VISA card or VISA checks. The VISA privilege may be discontinued at any time. For further information, contact your Edward D. Jones & Co. investment professional.


ADDITIONAL CONDITIONS

Telephone Transactions
The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.


Share Certificates
The Fund no longer issues share certificates. If you are redeeming or exchanging Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption or exchange request. For your protection, send your certificates by registered or certified mail, but do not endorse them.


ACCOUNT AND SHARE INFORMATION


ACCOUNT activity
You will receive monthly statements reporting all account activity, including dividends and capital gains paid.


DIVIDENDS AND CAPITAL GAINS
The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase shares by wire, you begin earning dividends on the day your wire is received. If you purchase shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.


ACCOUNTS WITH LOW BALANCES
Due to the high cost of maintaining accounts with low balances, you must maintain a $2,500 average monthly account balance in any 30-day period. Otherwise, you will be charged a $3.00 fee for that period. Checkwriting, VISA and FSA privileges will be deleted from accounts with a zero balance after 90 days. This policy does not currently apply to IRAs, Keoghs, other retirement accounts or accounts owned by associates of Edward D. Jones & Co., L.P. These types of accounts may be subject to the policy in the future.


TAX INFORMATION
Edward D. Jones & Co. sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

Fund distributions are expected to be primarily dividends. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.

WHO MANAGES THE FUND?

The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Passport Research Ltd. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

The Adviser and other subsidiaries of Federated advise approximately 175 mutual funds and separate accounts, which total approximately $111 billion in assets as of December 31, 1998. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,900 employees. Over 4,000 investment professionals make Federated Funds available to their customers.


Advisory Fees
The Adviser receives an annual investment advisory fee based on the Fund's average daily net assets as shown in the chart below.

Average Daily Net Assets                         Advisory Fee as Percentage of
                                                  Average Daily Net Assets

First $500 million                                           0.500%

Second $500 million                                       0.475%

Third $500 million                                         0.450%

Fourth $500 million                                       0.425%

Over $2 billion                                              0.400%


Year 2000 Readiness
The "Year 2000" problem is the potential for computer errors or failures because certain computer systems may be unable to interpret dates after December 31, 1999. The Year 2000 problem may cause systems to process information incorrectly and could disrupt businesses that rely on computers, like the Fund.

While it is impossible to determine in advance all of the risks to the Fund, the Fund could experience interruptions in basic financial and operational functions. Fund shareholders could experience errors or disruptions in Fund share transactions or Fund communications.

The Fund's service providers are making changes to their computer systems to fix any Year 2000 problems. In addition, they are working to gather information from third-party providers to determine their Year 2000 readiness.

Year 2000 problems would also increase the risks of the Fund's investments. To assess the potential effect of the Year 2000 problem, the Adviser is reviewing information regarding the Year 2000 readiness of issuers of securities the Fund may purchase.

However, this may be difficult with certain issuers. For example, funds dealing with foreign service providers or investing in foreign securities, will have difficulty determining the Year 2000 readiness of those entities. This is especially true of entities or issuers in emerging markets.

The financial impact of these issues for the Fund is still being determined. There can be no assurance that potential Year 2000 problems would not have a material adverse effect on the Fund.

FINANCIAL INFORMATION


FINANCIAL HIGHLIGHTS
The following Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years, or since inception, if the life of the Fund is shorter. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

This information has been audited by Ernst & Young LLP, whose report, along with the Fund's audited financial statements, is included in this Prospectus.

(Financial Highlights to be filed by amendment.)

                                                              32
EDWARD D. JONES & CO. DAILY PASSPORT CASH TRUST

A Statement of Additional Information (SAI) dated April 30, 1999, is incorporated by reference into this prospectus. Additional information about the Fund's investments is contained in the Fund's semi-annual report to shareholders as it becomes available. To obtain the SAI, semi-annual report and other information without charge, call your investment professional or the Fund at 1-800-341-7400.



You can obtain information about the Fund (including the SAI) by visiting or writing the Public Reference Room of the Securities and Exchange Commission in Washington, DC 20549-6009 or from the Commission's Internet site at http://www.sec.gov. You can call 1-800-SEC-0330 for information on the Public Reference Room's operations and copying charges.

Investment Company Act File No. 811-2993
Cusip 480023100

8032801A (2/99)



Statement of Additional Information



EDWARD D. JONES & CO. DAILY PASSPORT CASH TRUST

This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectus for Edward D. Jones & Co. Daily Passport Cash Trust (Fund), dated April 30, 1999. Obtain the prospectus without charge by calling 1-800-341-7400.






april 30, 1999








                                 Contents
                                 How is the Fund Organized?
                                 Securities in Which the Fund Invests
                                 How is the Fund Sold?
                                 Massachusetts Partnership Law
                                 Account and Share Information
                                 Tax Information
                                 Who Manages and Provides Services to the Fund? How Does the Fund Measure Performance?
                                 Who is Federated Investors, Inc.?
                                 Addresses
Cusip 480023100

8032801B (2/99)

HOW IS THE FUND ORGANIZED?

The Fund is a diversified open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on January 9, 1980.


SECURITIES IN WHICH THE FUND INVESTS

In pursuing its investment strategy, the Fund may invest in the following securities for any purpose that is consistent with its investment objective.

The Fund is permitted to invest in any high quality money market instrument. As a matter of investment policy, however, the Fund presently limits its investments to the U.S. government securities described in the prospectus and repurchase agreements. The purpose of this policy is to minimize any credit risk associated with the Fund's investments. This policy may be changed at the discretion of the Board of Trustees (Board).


SECURITIES DESCRIPTIONS AND TECHNIQUES


Fixed Income Securities

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

In addition to the U.S. government securities described in the prospectus, the Fund is permitted to invest in the following high quality, money market fixed income securities.

Corporate Debt Securities. Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.

Commercial Paper. Commercial paper is an issuer's obligation with maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default.

Demand Instruments. Demand instruments are corporate debt securities that the issuer must repay upon demand. Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The Fund treats demand instruments as short-term securities, even though their stated maturity may extend beyond one year.

Bank Instruments. Bank instruments are unsecured interest-bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances. Yankee instruments are denominated in U.S. dollars and issued by U.S. branches of foreign banks. Eurodollar instruments are denominated in U.S. dollars and issued by non-U.S. branches of U.S. or foreign banks.

Asset-backed Securities. Asset backed securities are payable from pools of obligations other than mortgages. Most asset-backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed income assets (including other fixed income securities) may be used to create an asset-backed security. Asset backed securities may take the form of commercial paper, notes, or pass-through certificates.



Credit Enhancement

Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases, the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. For this reason, the adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.

Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed income security. If default occurs, these assets may be sold and the proceeds paid to the security's holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed income security.

Special Transactions

Repurchase Agreements

Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

Repurchase agreements are subject to credit risks.

Delayed Delivery Transactions

Delayed delivery transactions, including when issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create market risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

Asset Coverage

In order to secure its obligations in connection with derivatives contracts or special transactions, the Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations entering into an offsetting derivative contract or terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on derivative contracts or special transactions.


Investment Ratings
A nationally recognized statistical rating organization's (NRSRO's) highest rating category is determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1, or SP-2 by Standard & Poor's Ratings Group ("S&P"), MIG-1 or MIG-2 by Moody's Investors Service, Inc. ("Moody's"), or F-1+, F-1, or F-2 by Fitch IBCA, Inc. ("Fitch") are all considered rated in the highest short-term rating category. The Fund will follow applicable regulations in determining whether a security rated by more than one NRSRO can be treated as being in the highest short-term rating category; currently, such securities must be rated by two NRSROs in their highest rating category. See "Regulatory Compliance."




INVESTMENT RISKS

There are many factors which may effect an investment in the Fund. The Fund's principal risks are described in its prospectus. Additional risk factors are outlined below. Credit Risks

Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.

Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investor Services, Inc. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment.


Fundamental investment policies


Money market instruments include, but are not limited to, U.S. Treasury Bills, all other marketable obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities ("U.S. Government obligations"), instruments of banks and savings and loans which are members of the Federal Deposit Insurance Corporation (FDIC) or Federal Savings and Loan Insurance Corporation (FSLIC) (such as certificates of deposit, demand and time deposits, savings shares and bankers' acceptances; these instruments are not necessarily guaranteed by the FDIC or FSLIC), repurchase agreements (an instrument where the seller agrees to repurchase the instrument at the time of sale at a mutually agreed upon time and price), and prime commercial paper including variable amount demand master notes.

The Fund will not invest in instruments issued by banks or savings and loans unless: (a) at the time of investment they have capital, surplus and undivided profits in excess of $100,000,000 (as of the date of their most recently published financial statements); or (b) the principal amount of the instrument is insured in full by the FDIC or FSLIC. To the extent the Fund purchases Eurodollar certificates of deposit issued by foreign branches of domestic U.S. banks, consideration will be given to their domestic marketability, the lower reserve requirements normally mandated for overseas banking operations and the possible impact of interruptions in the flow of international currency transactions.

Commercial paper investments will be limited to commercial paper rated A-1 or A-2 by Standard and Poor's, Prime 1 or Prime 2 by Moody's Investors Services, Inc. or F-1 or F-2 by Fitch/IBCA, Inc. In the case where commercial paper has received different ratings from different services, such commercial paper is an acceptable investment so long as at least one rating was a high quality rating and provided the Board or its designee determines that such investment presents minimal credit risks.

The Fund may purchase money market instruments, including bank instruments and commercial paper, which are not rated but are determined by the Board or its designee to be of comparable quality to the other bank or corporate obligations in which the Fund may invest.

The Fund may also purchase U.S. Government obligations on a when-issued or delayed delivery basis. Although the money market instruments purchased by the Fund represent undconditional promises to repay the entire investment proceeds at maturity, this in itself does not suggest that the shares of the Fund are themselves guaranteed. The investment policies outlined above permit investment in a wide variety of money market instruments and it is anticipated that investment emphasis will shift within available categories of instruments depending on the current condition of the money market.


INVESTMENT LIMITATIONS


Selling Short and Buying on Margin

The Trust will not sell any money market instruments short or purchase any money market instruments on margin but may obtain such short-term credits as may be necessary for clearance of purchases and sales of money market instruments.

Borrowing Money

The Trust will not borrow money except as a temporary measure for extraordinary or emergency purposes and then only in amounts not in excess of 5% of the value of its total assets. In addition, the Trust may enter into reverse repurchase agreements and otherwise borrow up to one-third of the value of its total assets, including the amount borrowed, in order to meet redemption requests without immediately selling portfolio instruments. This latter practice is not for investment leverage but solely to facilitate management of the portfolio by enabling the Trust to meet redemption requests when the liquidation of portfolio instruments would be inconvenient or disadvantageous.

Interest paid on borrowed funds will not be available for investment. The Trust will liquidate any such borrowings as soon as possible. However, during the period any reverse repurchase agreements are outstanding, but only to the extent necessary to assure completion of the reverse repurchase agreements, the Trust will restrict the purchase of portfolio instruments to money market instruments maturing on or before the expiration date of the reverse repurchase agreements.

Pledging Assets

The Trust will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. In those cases, it may mortgage, pledge, or hypothecate assets having a market value not exceeding the lesser of the dollar amounts borrowed or 10% of the value of total assets at the time of the borrowing.

Underwriting

The Trust will not engage in underwriting of securities issued by others, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies and limitations.

Lending Cash or Securities

The Trust will not lend any of its assets, except that it may purchase or hold money market instruments, including repurchase agreements and variable amount demand master notes, permitted by its investment objective and policies.

Diversification of Investments

With respect to securities comprising 75% of the value of its total assets, the Trust will not purchase securities of any one issuer (other than cash, cash items, securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities, and securities of other investment companies) if as a result more than 5% of the value of its total assets would be invested in the securities of that issuer, or it would own more than 10% of the outstanding voting securities of that issuer.

Concentration of Investments

The Trust will not purchase money market instruments if, as a result of such purchase, more than 25% of the value of its total assets would be invested in any one industry.

However, investing in bank instruments (such as time and demand deposits and certificates of deposit), U.S. government obligations, or instruments secured by these money market instruments, such as repurchase agreements, shall not be considered investments in any one industry.

Issuing Senior Securities

The Trust will not issue senior securities, except as permitted by the investment objective and policies and investment limitations of the Trust.

The above limitations cannot be changed unless authorized by the "vote of a majority of its outstanding voting securities," as defined by the Investment Company Act. The following limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

Acquiring Securities

The Trust will not acquire the voting securities of any issuer. It will not invest in securities of a company for the purpose of exercising control or management.

Investing in Restricted Securities

The Trust may invest in restricted securities. Restricted securities are any securities that are subject to restrictions on resale under federal securities law. The Trust may invest without limitation in restricted securities which are determined to be liquid under criteria established by the Trustees. To the extent that restricted securities are not determined to be liquid the Trust will limit their purchase, together with other illiquid securities, to not more than 10% of its net assets.





Investing in Securities of Other Investment Companies

The Trust may invest in the securities of affiliated money market funds as an efficient means of managing the Trust's uninvested cash.

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction.

The Trust did not borrow money, pledge securities, or invest in reverse repurchase agreements in excess of 5% of the value of its net assets during the last fiscal year and has no present intent to do so in the coming fiscal year.

For purpose of its policies and limitations, the Trust considers certificates of deposit and demand and time deposits by a U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."


REGULATORY COMPLIANCE
The Trust may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this Statement of Additional Information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the Investment Company Act of 1940. In particular, the Trust will comply with various requirements of Rule 2a-7, which regulates money market mutual funds. The Trust will also determine the effective maturity of its investments, as well as its ability to consider a security as having received the requisite short-term ratings by NRSROs, according to Rule 2a-7. The Trust may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.


DETERMINING MARKET VALUE OF SECURITIES
The Trustees have decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. Accordingly, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on shares of the Fund computed by dividing the annualized daily income on the Fund's portfolio by the net asset value computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.

The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in Rule 2a-7 (the "Rule") promulgated by the Securities and Exchange Commission under the Investment Company Act of 1940. Under the Rule, the Trustees must establish procedures reasonably designed to stabilize the net asset value per share, as computed for purposes of distribution and redemption, at $1.00 per share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market value. The Trustees will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values. The Trustees will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.


HOW IS THE FUND SOLD?

Under the Distributor's Contract with the Fund, the Distributor (Federated Securities Corp.), located at Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779, offers Shares on a continuous, best-efforts basis.




SHAREHOLDER SERVICES

The Fund may pay Federated Shareholder Services Company, a subsidiary of Federated Investors, Inc. (Federated), for providing shareholder services and maintaining shareholder accounts. Federated Shareholder Services Company will either perform these services directly or will pay Edward D. Jones & Co. to perform shareholder services.


MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.


ACCOUNT AND SHARE INFORMATION


VOTING RIGHTS
Each share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All Shares of the Trust have equal voting rights.

Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Trust's outstanding shares.

As of February 3, 1999, no shareholder owned of record, beneficially, or both, 5% or more of outstanding Shares.


TAX INFORMATION


FEDERAL INCOME TAX
The Fund intends to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will pay federal income tax.

WHO MANAGES AND PROVIDES SERVICES TO THE FUND?


BOARD OF trustees
The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. Information about each Board member is provided below and includes each person's: name, address, birthdate, present position(s) held with the Trust, principal occupations for the past five years and positions held prior to the past five years, total compensation received as a Trustee from the Trust for its most recent fiscal year, and the total compensation received from the Federated Fund Complex for the most recent calendar year. The Trust is comprised of one fund and the Federated Fund Complex is comprised of 54 investment companies, whose investment advisers are affiliated with the Fund's Adviser.

As of February 3, 1999, the Fund's Board and Officers as a group owned less than 1% of the Fund's outstanding Shares.

An asterisk (*) denotes a Trustee who is deemed to be an interested person as defined in the Investment Company Act of 1940. The following symbol (#) denotes a Member of the Board's Executive Committee, which handles the Board's responsibilities between its meetings.




Name
Birthdate                                                                                     Aggregate           Total
Address                                                                                       Compensation        Compensation From
Position With Trust                Principal Occupations                                      From Trust          Trust
                                   for Past 5 Years                                                               and Fund Complex
John F. Donahue*+                  Chief Executive Officer and Director or Trustee of                $0     $0 for the
Birthdate: July 28, 1924           the Federated Fund Complex; Chairman and Director,                       Trust and
Federated Investors Tower          Federated Investors, Inc.; Chairman and Trustee,                         54 other investment
1001 Liberty Avenue                Federated Advisers, Federated Management, and                            companies
Pittsburgh, PA                     Federated Research; Chairman and Director, Federated                     in the Fund Complex
CHAIRMAN AND TRUSTEE               Research Corp., and Federated Global Research Corp.;
                                   Chairman, Passport Research, Ltd.
Thomas G. Bigley                   Director or Trustee of the Federated Fund Complex;               $__     $113,860.22 for the
Birthdate: February 3, 1934        Director, Member of Executive Committee, Children's                      Trust and
15 Old Timber Trail                Hospital of Pittsburgh; formerly: Senior Partner,                        54 other investment
Pittsburgh, PA                     Ernst & Young LLP; Director, MED 3000 Group, Inc.;                       companies
TRUSTEE                            Director, Member of Executive Committee, University                      in the Fund Complex
                                   of Pittsburgh.

John T. Conroy, Jr.                Director or Trustee of the Federated Fund Complex;               $__     $125,264.48for the
Birthdate: June 23, 1937           President, Investment Properties Corporation; Senior                     Trust and
Wood/IPC Commercial Dept.          Vice President, John R. Wood and Associates, Inc.,                       54 other investment
John R. Wood Associates, Inc.      Realtors; Partner or Trustee in private real estate                      companies
Realtors                           ventures in Southwest Florida; formerly: President,                      in the Fund Complex
3255 Tamiami Trial North           Naples Property Management, Inc. and Northgate
Naples, FL                         Village Development Corporation.
TRUSTEE
William J. Copeland                Director or Trustee of the Federated Fund Complex;               $__     $125,264.48 for the
Birthdate: July 4, 1918            Director and Member of the Executive Committee,                          Trust and
One PNC Plaza-23rd Floor           Michael Baker, Inc.; formerly: Vice Chairman and                         54 other investment
Pittsburgh, PA                     Director, PNC Bank, N.A., and PNC Bank Corp.;                            companies
TRUSTEE                            Director, Ryan Homes, Inc.                                               in the Fund Complex

                                   Previous Positions: Director, United Refinery;
                                   Director, Forbes Fund; Chairman, Pittsburgh
                                   Foundation; Chairman, Pittsburgh Civic Light Opera.
James E. Dowd, Esq.                Director or Trustee of the Federated Fund Complex;               $__     $125,264.48for the
Birthdate: May 18, 1922            Attorney-at-law; Director, The Emerging Germany Fund,                    Trust and
571 Hayward Mill Road              Inc.                                                                     54 other investment
Concord, MA                                                                                                 companies
TRUSTEE                            Previous Positions: President, Boston Stock Exchange,                    in the Fund Complex
                                   Inc.; Regional Administrator, United States
                                   Securities and Exchange Commission.
Lawrence D. Ellis, M.D.*           Director or Trustee of the Federated Fund Complex;               $__     $113,860.22 for the
Birthdate: October 11, 1932        Professor of Medicine, University of Pittsburgh;                         Trust and
3471 Fifth Avenue                  Medical Director, University of Pittsburgh Medical                       54 other investment
Suite 1111                         Center - Downtown; Hematologist, Oncologist, and                         companies
Pittsburgh, PA                     Internist, University of Pittsburgh Medical Center;                      in the Fund Complex
TRUSTEE                            Member, National Board of Trustees, Leukemia Society
                                   of America.
Edward L. Flaherty, Jr., Esq.      Director or Trustee of the Federated Fund Complex;               $__     $125,264.48 for the
#                                  Attorney, of Counsel, Miller, Ament, Henny & Kochuba;                    Trust and
Birthdate: June 18, 1924           Director Emeritus, Eat'N Park Restaurants, Inc.;                         54 other investment
Miller, Ament, Henny & Kochuba     formerly: Counsel, Horizon Financial, F.A., Western                      companies
205 Ross Street                    Region; Partner, Meyer and Flaherty.                                     in the Fund Complex
Pittsburgh, PA
TRUSTEE
Peter E. Madden                    Director or Trustee of the Federated Fund Complex;               $__     $113,860.22 for the
Birthdate: March 16, 1942          formerly: Representative, Commonwealth of                                Trust and
One Royal Palm Way                 Massachusetts General Court; President, State Street                     54 other investment
100 Royal Palm Way                 Bank and Trust Company and State Street Corporation.                     companies
Palm Beach, FL                                                                                              in the Fund Complex
TRUSTEE                            Previous Positions: Director, VISA USA and VISA
                                   International; Chairman and Director, Massachusetts
                                   Bankers Association; Director, Depository Trust
                                   Corporation.
John E. Murray, Jr., J.D.,         Director or Trustee of the Federated Fund Complex;               $__     $113,860.22 for the
S.J.D.                             President, Law Professor, Duquesne University;                           Trust and
Birthdate: December 20, 1932       Consulting Partner, Mollica & Murray.                                    54 other investment
President, Duquesne University                                                                              companies
Pittsburgh, PA                     Previous Positions: Dean and Professor of Law,                           in the Fund Complex
TRUSTEE                            University of Pittsburgh School of Law; Dean and
                                   Professor of Law, Villanova University School of Law.
Wesley W. Posvar                   Director or Trustee of the Federated Fund Complex;               $__     $113,860.22 for the
Birthdate: September 14, 1925      President, World Society of Ekistics (metropolitan                       Trust and
1202 Cathedral of Learning         planning), Athens; Professor, International Politics;                    54 other investment
University of Pittsburgh           Management Consultant; Trustee, Carnegie Endowment                       companies
Pittsbugh, PA                      for International Peace, RAND Corporation, Online                        in the Fund Complex
TRUSTEE                            Computer Library Center, Inc., National Defense
                                   University and U.S. Space Foundation;
                                   President Emeritus, University of Pittsburgh;
                                   Founding Chairman, National Advisory Council
                                   for Environmental Policy and Technology,
                                   Federal Emergency Management Advisory Board;
                                   Trustee, Czech Management Center, Prague.

                                   Previous Positions: Professor, United States Military
                                   Academy; Professor, United States Air Force Academy.

Marjorie P. Smuts                  Director or Trustee of the Federated Fund Complex;               $__     $113,860.22 for the
Birthdate: June 21, 1935           Public Relations/Marketing/Conference Planning.                          Trust and
4905 Bayard Street                                                                                          54 other investment
Pittsburgh, PA                     Previous Positions: National Spokesperson, Aluminum                      companies
TRUSTEE                            Company of America; business owner.                                      in the Fund Complex
J. Christopher Donahue+            President or Executive Vice President of the                      $0     $0 for the
Birthdate: April 11, 1949          Federated Fund Complex; Director or Trustee of some                      Trust and
Federated Investors Tower          of the Funds in the Federated Fund Complex; President                    16 other investment
1001 Liberty Avenue                and Director, Federated Investors, Inc.; President                       companies
Pittsburgh, PA                     and Trustee, Federated Advisers, Federated                               in the Fund Complex
EXECUTIVE VICE PRESIDENT           Management, and Federated Research; President and
                                   Director, Federated Research Corp. and Federated
                                   Global Research Corp.; President, Passport Research,
                                   Ltd.; Trustee, Federated Shareholder Services
                                   Company; Director, Federated Services Company.




Edward C. Gonzales                 Trustee or Director of some of the Funds in the                   $0     $0 for the
Birthdate: October 22, 1930        Federated Fund Complex; President, Executive Vice                        Trust and
Federated Investors Tower          President and Treasurer of some of the Funds in the                      1 other investment
1001 Liberty Avenue                Federated Fund Complex; Vice Chairman, Federated                         company
Pittsburgh, PA                     Investors, Inc.; Vice President, Federated Advisers,                     in the Fund Complex
EXECUTIVE VICE PRESIDENT           Federated Management, Federated Research, Federated
                                   Research Corp., Federated Global Research Corp. and
                                   Passport Research, Ltd.; Executive Vice President and
                                   Director, Federated Securities Corp.; Trustee,
                                   Federated Shareholder Services Company.
John W. McGonigle                  Executive Vice President and Secretary of the                     $0     $0 for the
Birthdate: October 26, 1938        Federated Fund Complex; Executive Vice President,                        Trust and
Federated Investors Tower          Secretary, and Director, Federated Investors, Inc.;                      54 other investment
1001 Liberty Avenue                Trustee, Federated Advisers, Federated Management,                       companies
Pittsburgh, PA                     and Federated Research; Director, Federated Research                     in the Fund Complex
EXECUTIVE VICE PRESIDENT AND       Corp. and Federated Global Research Corp.; Director,
SECRETARY                          Federated Services Company; Director, Federated
                                   Securities Corp.
Richard J. Thomas                  Treasurer of the Federated Fund Complex; Vice                     $0     $0 for the
Birthdate:  June 17, 1954          President - Funds Financial Services Division,                           Trust and
Federated Investors Tower          Federated Investors, Inc.; Formerly: various                             54 other investment
1001 Liberty Avenue                management positions within Funds Financial Services                     companies
Pittsburgh, PA                     Division of Federated Investors, Inc.                                    in the Fund Complex
TREASURER
Richard B. Fisher                  President or Vice President of some of the Funds in               $0     $0 for the
Birthdate: May 17, 1923            the Federated Fund Complex; Director or Trustee of                       Trust and
Federated Investors Tower          some of the Funds in the Federated Fund Complex;                         6 other investment
1001 Liberty Avenue                Executive Vice President, Federated Investors, Inc.;                     companies
Pittsburgh, PA                     Chairman and Director, Federated Securities Corp.                        in the Fund Complex
PRESIDENT
William D. Dawson, III             Chief Investment Officer of this Fund and various                 $0     $0 for the
Birthdate: March 3, 1949           other Funds in the Federated Fund Complex; Executive                     Trust and
Federated Investors Tower          Vice President, Federated Investment Counseling,                         41 other investment
1001 Liberty Avenue                Federated Global Research Corp., Federated Advisers,                     companies
Pittsburgh, PA                     Federated Management, Federated Research, and                            in the Fund Complex
CHIEF INVESTMENT OFFICER           Passport Research, Ltd.; Registered Representative,
                                   Federated Securities Corp.; Portfolio
                                   Manager, Federated Administrative Services;
                                   Vice President, Federated Investors, Inc.;
                                   Formerly: Executive Vice President and Senior
                                   Vice President, Federated Investment
                                   Counseling Institutional Portfolio Management
                                   Services Division; Senior Vice President,
                                   Federated Research Corp., Federated Advisers,
                                   Federated Management, Federated Research, and
                                   Passport Research, Ltd.
Susan R. Hill                      Susan R. Hill is Vice President of the Trust.  Ms.                $0     $0 for the
Birthdate:  June 20, 1963          Hill joined Federated Investors, Inc. or its                             Trust and
Federated Investors Tower          predecessor in 1990 and has been a Portfolio Manager                     9 other investment
1001 Liberty Avenue                since 1993 and a Vice President of the Fund's Adviser                    companies
Pittsburgh, PA                     since 1997.  Ms. Hill was a Portfolio Manager and an                     in the Fund Complex
VICE PRESIDENT                     Assistant Vice President of the Adviser from 1994
                                   until 1997. Ms. Hill is a Chartered Financial Analyst
                                   and received an M.S. in Industrial Administration
                                   from Carnegie Mellon University.

+ Mr. Donahue is the father of J. Christopher Donahue, Executive Vice President of the Trust.




INVESTMENT ADVISER
The Adviser conducts investment research and makes investment decisions for the Fund.

Passport Research, Ltd. is a Pennsylvania limited partnership. Its general partner is Federated Advisers, a wholly-owned investment advisory subsidiary of Federated, with a 50.5% interest. Its limited partner is Edward D. Jones & Co. L.P., with a 49.5% interest.


Other Related Services
Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.


BROKERAGE TRANSACTIONS
When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser may select brokers and dealers based on whether they also offer research services (as described below). In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.


Research Services
Research services may include advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services may be used by the Adviser or by affiliates of Federated in advising other accounts. To the extent that receipt of these services may replace services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Adviser and its affiliates exercise reasonable business judgment in selecting those brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.

For the fiscal year ended, February 28, 1999, the Fund's adviser directed brokerage transactions to certain brokers due to research services they provided. The total amount of these transactions was $_______ for which the Fund paid $_______ in brokerage commissions.

Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.


ADMINISTRATOR
Federated Services Company, a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at the following annual rate of the average aggregate daily net assets of all Federated Funds as specified below:

Maximum Administrative Fee Average Aggregate Daily Net Assets of the Federated Funds 0.150 of 1% on the first $250 million 0.125 of 1% on the next $250 million
0.100 of 1% on the next $250 million 0.075 of 1% on assets in excess of $750 million In addition, the Fund's Distributor provides administrative personnel and services to Federated Services Company for which it receives a fee equal to approximately 0.039% of average daily net assets of the Fund.

The administrative fee received during any fiscal year shall be at least $125,000 per portfolio. Federated Services Company may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.

Federated Services Company also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.


CUSTODIAN
State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund. Foreign instruments purchased by the Fund are held by foreign banks participating in a network coordinated by State Street Bank.


TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
Edward D. Jones & Co., L.P. maintains all necessary shareholder records. The Fund pays the transfer agent a fee based on the size, type, and number of accounts and transactions made by shareholders.


INDEPENDENT PUBLIC ACCOUNTANTs
Ernst & Young LLP is the independent public accountant for the Fund.

FEES PAID BY THE FUND FOR SERVICES
For the Year ended February 28,
                                  1999        1998            1997
Advisory Fee Earned               $___        $___            $___
Advisory Fee Reduction            $___        $___            $___
Brokerage Commissions             $___        $___            $___
Administrative Fee                $___        $___            $___
12b-1 Fee                         None
Shareholder Services Fee          $___    ----        -----


HOW DOES THE FUND MEASURE PERFORMANCE?

The Fund may advertise Share performance by using the Securities and Exchange Commission's (SEC) standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

Unless otherwise stated, any quoted Share performance reflects the effect of non-recurring charges, such as maximum sales charges, which, if excluded, would increase the total return and yield. The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares' expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.


Average Annual Total Returns and Yield
Total returns given for the one-, five- and ten-year periods ended February 28, 1999.

Yield and Effective Yield given for the 7-day period ended February 28, 1999.

                    7 -Day Period         1 Year    5 Years     10 Years

Total Return        NA                    ___%      ___%        ___%
Yield               ___%                  NA        NA          NA
Effective Yield     ___%                  NA        NA          NA

TOTAL RETURN
Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.


YIELD
The yield of Shares is based upon the seven days ending on the day of the calculation, called the "base period." This yield is calculated by: determining the net change in the value of a hypothetical account with a balance of one Share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional Shares purchased with dividends earned from the original one Share and all dividends declared on the original and any purchased Shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by 365/7. The effective yield is calculated by compounding the unannualized base-period return by: adding 1 to the base-period return, raising the sum to the 365/7th power; and subtracting 1 from the result.

To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.


PERFORMANCE COMPARISONS
Advertising and sales literature may include:

o    references  to  ratings,   rankings,   and  financial  publications  and/or
     performance comparisons of Shares to certain indices;

o charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;

o discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Funds; and

o information about the mutual fund industry from sources such as the Investment Company Institute.

The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

Lipper Analytical Services, Inc., ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all income dividends and capital gains distributions, if any. From time to time, the Trust will quote its Lipper ranking in the "money market instruments" category in advertising and sales literature.


WHO IS FEDERATED INVESTORS, INC.?

Federated is dedicated to meeting investor needs by making structured, straightforward and consistent investment decisions. Federated investment products have a history of competitive performance and have gained the confidence of thousands of financial institutions and individual investors.

Federated's disciplined investment selection process is rooted in sound methodologies backed by fundamental and technical research. At Federated, success in investment management does not depend solely on the skill of a single portfolio manager. It is a fusion of individual talents and state-of-the-art industry tools and resources. Federated's investment process involves teams of portfolio managers and analysts, and investment decisions are executed by traders who are dedicated to specific market sectors and who handle trillions of dollars in annual trading volume.


Federated Funds overview

Municipal Funds
In the municipal sector, as of December 31, 1998, Federated managed 10 bond funds with approximately $2.2 billion in assets and 23 money market funds with approximately $12.5 billion in total assets. In 1976, Federated introduced one of the first municipal bond mutual funds in the industry and is now one of the largest institutional buyers of municipal securities. The Funds may quote statistics from organizations including The Tax Foundation and the National Taxpayers Union regarding the tax obligations of Americans.


Equity Funds
In the equity sector, Federated has more than 28 years' experience. As of December 31, 1998, Federated managed 27 equity funds totaling approximately $14.9 billion in assets across growth, value, equity income, international, index and sector (i.e. utility) styles. Federated's value-oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.


Corporate Bond Funds
In the corporate bond sector, as of December 31, 1998, Federated managed 9 money market funds and 15 bond funds with assets approximating $22.8 billion and $7.1 billion, respectively. Federated's corporate bond decision making--based on intensive, diligent credit analysis--is backed by over 26 years of experience in the corporate bond sector. In 1972, Federated introduced one of the first high-yield bond funds in the industry. In 1983, Federated was one of the first fund managers to participate in the asset-backed securities market, a market totaling more than $209 billion.


Government Funds
In the government sector, as of December 31, 1998, Federated manages 9 mortgage-backed, 5 government/ agency and 19 government money market mutual funds, with assets approximating $5.3 billion, $1.8 billion and $41.6 billion, respectively. Federated trades approximately $425 million in U.S. government and mortgage-backed securities daily and places approximately $25 billion in repurchase agreements each day. Federated introduced the first U.S. government fund to invest in U.S. government bond securities in 1969. Federated has been a major force in the short- and intermediate-term government markets since 1982 and currently manages approximately $43.2 billion in government funds within these maturity ranges.


Money Market Funds
In the money market sector, Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 1998, Federated managed more than $76.7 billion in assets across 52 money market funds, including 19 government, 9 prime and 23 municipal with assets approximating $41.6 billion, $22.8 billion and $12.5 billion, respectively.

     The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: U.S. equity and high yield - J. Thomas Madden; U.S. fixed income -William D. Dawson, III; and global equities and fixed income - Henry A. Frantzen. The Chief Investment Officers are Executive Vice Presidents of the Federated advisory companies.


Mutual Fund Market
Thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $5 trillion to the more than 7,300 funds available, according to the Investment Company Institute.


Federated Clients Overview

Federated distributes mutual funds through its subsidiaries for a variety of investment purposes. Specific markets include:

Institutional Clients
Federated meets the needs of approximately 900 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of purposes, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisers. The marketing effort to these institutional clients is headed by John B. Fisher, President, Institutional Sales Division, Federated Securities Corp.


Bank Marketing
Other institutional clients include more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated Funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.


Broker/Dealers and Bank Broker/Dealer Subsidiaries
Federated Funds are available to consumers through major brokerage firms nationwide--we have over 2,200 broker/dealer and bank broker/dealer relationships across the country--supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F.
Getz, President, Broker/Dealer Sales Division, Federated Securities Corp.

ADDRESSES

edward d. Jones & co. daily passport cash trust

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000


Principal Distributor
Edward D. Jones & Co.
201 Progress Parkway
Maryland Heights, Missouri 63043

Distributor
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779


Investment Adviser
Passport Research, Ltd.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779


Custodian
State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600


Transfer Agent and Dividend Disbursing Agent
Edward D. Jones & Co., L.P.
201 Progress Parkway
Maryland Heights, MO 63043

Independent Public Accountants
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116-5072



PART C.         OTHER INFORMATION.

Item 23.   Exhibits:

     (a)  Conformed copy of the Declaration of Trust, as amended;
   (15)
     (b) (i) Copy of By-Laws of the Registrant as amended
 and restated; (15) (ii)Copy of Amendment No. 3 to the
 By-Laws; (17)
             (iii) Copy of Amendment No. 4 to the By-Laws; +
 (iv) Copy of Amendment No. 5 to the By-Laws; +
 (v) Copy of Amendment No. 6 to the By-Laws; +
 (vi) Copy of Amendment No. 7 to the By-Laws; +
     (c) Copy of Specimen Certificate for Shares of Beneficial Interest of the Registrant; (15)
     (d) Conformed copy of the Investment Advisory
  Contract of the Registrant; (11) (e) (i) Conformed copy
  of Distributor's Contract; (11)
             (ii) Copy of the Selling Group Agreement; (15)
     (f)     Not applicable;
     (g)     (i)  Conformed copy of the revised Custodian Agreement of the
                      Registrant; (15)
             (ii) Conformed copy of Domestic Custody Fee
        Schedule; (17)
              (h)    (i).......Conformed copy of Agreement for Fund Accounting
                                Services, Administrative Services, Transfer
                                Agency Services and Custody Services
                                Procurement; (17)
                     (ii)..............Conformed copy of Amended and Restated
                                Shareholder Services Agreement; (17)
                     (iii)..........Conformed copy of Shareholder Services Sub-
Contract; (15)
                           (i) Conformed copy of Opinion and Consent of Counsel as to Legality of Shares being registered; (15)


+        All exhibits have been filed electronically.

11. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 20 on Form N-1A filed February 20, 1990. (File Nos. 2-66437 and 811-2993)

15. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 31 on Form N-1A filed April 20, 1995. (File Nos. 2-66437 and 811-2993)

17. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 34 on Form N-1A filed April 28, 1998. (File Nos. 2-66437 and 811-2993)

    (j)      Not applicable;
             (k)      Not applicable;
             (l)      Conformed copy of Initial Capital Understanding; (15)
             (m)      Not applicable;
             (n)      Not applicable;
             (o)      Not applicable;
             (p)      Conformed copy of Power of Attorney; (16)
                      (i) Conformed copy of Power of Attorney of the
              Chief Investment Officer of the Registrant;+
                      (ii)Conformed copy of Power of Attorney of the
                          Treasurer of the Registrant. +





Item 24.          Persons Controlled by or Under Common Control with Registrant:

                  None

Item 25.          Indemnification: (11)







-----------------------------
+        All exhibits have been filed electronically.

11. Response is incorporated by reference to Registrant's Post- Effective Amendment No. 20 on Form N-1A filed February 20, 1990. (File Nos. 2-66437 and 811-2993)

15. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 31 on Form N-1A filed April 20, 1995. (File Nos. 2-66437 and 811-2993)

16. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 33 on Form N-1A filed April 22, 1997. (File Nos. 2-66437 and 811-2993)

Item 26.  Business and Other Connections of Investment Adviser:

(a) For a description of the other business of the investment adviser, see the section entitled "Who Manages the Fund?"in Part A. The affiliations with the Registrant of four of the Trustees and one of the Officers of the investment adviser are included in Part B of this Registration Statement under "Who Manages and Provides Services to the Fund?" The remaining Trustee of the investment adviser, his position with the investment adviser, and, in parentheses, his principal occupation is: Mark D. Olson (Partner, Wilson, Halbrook & Bayard), 107 W. Market Street, Georgetown, Delaware 19947.

              The remaining Officers of the investment adviser are:

              Executive Vice Presidents:   William D. Dawson, III
                                           Henry A. Frantzen
                                           J. Thomas Madden

              Senior Vice Presidents:      Joseph M. Balestrino
                                           Drew J. Collins
                                           Jonathan C. Conley
                                           Deborah A. Cunningham
                                           Mark E. Durbiano
                                           Sandra L. McInerney
                                           Susan M. Nason
                                           Mary Jo Ochson
                                           Robert J. Ostrowski

              Vice Presidents:             Todd A. Abraham
                                           J. Scott Albrecht
                                           Arthur J. Barry
                                           Randall S. Bauer
                                           David A. Briggs
                                           Micheal W. Casey
                                           Kenneth J. Cody
                                           Alexandre de Bethmann
                                           Michael P. Donnelly
                                           Linda A. Duessel
                                           Donald T. Ellenberger
                                           Kathleen M. Foody-Malus
                                           Thomas M. Franks
                                           Edward C. Gonzales
                                           James E. Grefenstette
                                           Susan R. Hill
                                           Stephen A. Keen
                                           Robert K. Kinsey
                                           Robert M. Kowit
                                           Jeff A. Kozemchak
                                           Richard J. Lazarchic
                                           Steven Lehman
                                           Marian R. Marinack
                                           Keith J. Sabol
                                           Frank Semack
                                           Aash M. Shah
                                           Christopher Smith
                                           Tracy P. Stouffer
                                           Edward J. Tiedge
                                           Paige M. Wilhelm
                                           Jolanta M. Wysocka
                                           Marc Halperin

              Assistant Vice Presidents:   Nancy J. Belz
                                           Robert E. Cauley
                                           Lee R. Cunningham, II
                                           B. Anthony Delserone, Jr.
                                           Paul S. Drotch
                                           Salvatore A. Esposito
                                           Donna M. Fabiano
                                           John T. Gentry
                                           William R. Jamison
                                           Constantine Kartsonsas
                                           John C. Kerber
                                           Grant K. McKay
                                           Natalie F. Metz
                                           Joseph M. Natoli
                                           John Sheehy
                                           Michael W. Sirianni
                                           Leonardo A. Vila
                                           Lori A. Wolff
                                           Gary Farwell

              Secretary:                   Stephen A. Keen

              Treasurer:                   Thomas R. Donahue

              Assistant Secretaries:       Thomas R. Donahue
                                           Richard B. Fisher
                                           Christine I. Newcamp

              Assistant Treasurer:         Richard B. Fisher

              The business address of each of the Officers of the investment adviser is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779. These individuals are also officers of a majority of the investment advisers to the investment companies in the Federated Fund Complex described in Part B of this Registration Statement.

Item 27.          Principal Underwriters:

                       (a)  None

                  (b) The Jones Financial Companies, L.L.L.P. is a limited partnership. The general partner is EDJ Holding Company, Inc., and the sole limited partner is The Jones Financial Companies, a Limited Partnership. Listed below are the names of the general principals of The Jones Financial Companies, a Limited Partnership. The address for each of the foregoing general principals is: 201 Progress Parkway, Maryland Heights, Missouri 63043. None of the general principals hold offices or positions with the Registrant.

  Allan J. Anderson                             United Kingdom
  Charles E. Armstrong Jr.                      Investment Representative (IR)
  Jandy R. Arnold                 Insurance/Annuity Operations
  John W. Bachmann                              Managing Principal
  Robert Baldridge                              Information Systems - Home
                                                 Office Services
  James D. Bashor                               IR -Regional Leader
  Kevin D. Bastien                Accounting
  Armin C. Baumgartel                           IR - Regional Leader
  Robert J. Beck                                Municipal Bonds
  Roger W. Bennett                              IR - Regional Leader
  Thomas L. Bertsch                             IR - Regional Leader
  John D. Beuerlein                             IR Development
  Howard W. Bokhoven                            IR - Regional Leader
  John S. Borota                                Sales Recruiting
  Kenneth Paul Box                              IR - Regional Leader
  Robb R. Boyd                                  IR - Regional Leader
  Harold Britton                                IR - Regional Leader
  William H. Broderick III                      On-Line Marketing
  John Seymour Brown                            IR - Regional Leader
  Morton L. Brown                               Managed Asset Services
  Daniel A. Burkhardt                           Investment Banking
  Donald James Burwell                          Canadian Compliance
  Jack L. Cahill                                IR Training
  Brett A. Campbell                             New IR Marketing
  William F. Campbell                           IR - Regional Leader
  John J. Caruso                                Information Systems
                                   Architecture
  Guy R. Cascella                               IR Development
  Pamela K. Cavness                             Compliance
  James Wiley Charles, III                      IR - Regional Leader
  Richard A. Christensen Jr.                    Mutual Fund Operations
  Robert J. Ciapciak                            Managing Principal Support
  Stephan P. Clement                            Video
  Cheryl J. Cook-Schneider                      Compliance
  Loyola A. Cronin                              Branch Staff Training
  Gary J. Coon                                  IR - Regional Leader
  Richard A. Coon                               IR - Regional Leader
  Terry E. Crow                                 Trust Company
  Michael W. Cummins                            IR - Regional Leader
  Paul J. Curran                                IR - Regional Leader
  Paul R. Daniels                               IR - Regional Leader
  Douglas E. Davis                              IR - Regional Leader
  John M. Delavan                               IR - Regional Leader
  John P. Dille                                 IR - Regional Leader
  James E. Docksey                              IR - Regional Leader
  Cynthia A. Doria                              Legal
  Gregory B. Dosmann                            IR Development
  Brian T. Duffy                                IR - Regional Leader
  William T. Dwyer                              IR - Regional Leader
  Abe W. Dye                                    IR - Regional Leader
  Norman L. Eaker                               Operations Division
  James K. Eberle                               IR - Regional Leader
  Michael J. Esser                              Government Relations
  Scott A. Ferguson                             IR - Regional Leader
  Ann M. Ficken                                 Internal Audit
  Kevin N. Flatt                                Fixed Income
  Laurens Wilson Floyd Jr.                      IR - Regional Leader
  John David Fraser                             IR - Regional Leader
  Steven J. Fraser                              Securities Processing
  Bradley Lewis Frick                           Travel
  Chris A. Gilkison                             Branch Locations
  Barbara G. Gilman                             Sales Hiring
  Steven L. Goldberg                            Central Services
  Ronald L. Gorgen                              Field Services
  Robert L. Gregory                             New IR Support
  Kevin C. Haarberg                             IR - Regional Leader
  Stuart E. Hamilton                            IR - Regional Leader
  Paul J. Hansell                               IR - Regional Leader
  David L. Hayes                                IR - Regional Leader
  Randy K. Haynes                               Branch Services
  Peter R. Heisler                              IR - Regional Leader
  Clifton L. Helbert                            IR - Regional Leader
  Mary Beth Heying                              Communications
  Douglas E. Hill                               Chief Operating Officer
  David V. Hirsch                               IR - Regional Leader
  Thomas W. Hizar Jr.                           Investment Banking
  William H. Hochstetler                        IR - Regional Leader
  Alan J. Holmes                                IR - Regional Leader
  Michael R. Holmes Sr.                         Human Resources
  Ruben Wert Hope, III                          IR - Regional Leader
  Don R. Howard                                 IR - Regional Leader
  Earl H. Hull Jr.                              IR - Regional Leader
  Glennon D. Hunn                               Information Systems Controls
  Thomas G. Iorio                               IR - Regional Leader
  John E. Johnson                               Information Systems
                                   Architecture
  James J. Johnston                             IR - Regional Leader
  Myles P. Kelly                                Accounting
  Timothy Michael Kelly                         Compliance
  Barb Kimbrough                                Information Systems - HR
  Kenneth G. King                               Market Research
  Timothy J. Kirley                             United Kingdom
  Thomas M. Kliethermes                         IR - Regional Leader
  Todd D. Knickerbocker                         IR - Regional Leader
  Timothy J. Koehl                              Canada
  James A. Krekeler                             Investment Banking
  Frederick H. Kruse                            Boone National
  David L. Lane                                 IR - Regional Leader
  Philip L. Langstraat                          IR - Regional Leader
  Mark A. Leverenz                              Securities Processing
  Michele M. Liebman                            Information Systems Support
  Rhonda L. Liesenfeld                          Government Bonds
  Richie L. Malone                              Chief Information Officer
  J. Kevin Mangum                               IR - Regional Leader
  Timothy J. McCoy                              Customer Retention Marketing
  Thomas L. Migneron                            Income Distribution and
                                   Settlement Operations
  Richard G. Miller Jr.                         IR - Regional Leader
  Larry Roger Million                           IR - Regional Leader
  Thomas W. Miltenberger                        Mutual Funds Marketing
  Merry L. Mosbacher                            Insurance Marketing
  Steven Novik                                  Chief Financial Officer
  Robert K. Nyberg                              IR - Regional Leader
  Barbara H. Ostby                              IR - Regional Leader
  David G. Otto                                 Research Marketing
  Jeffrey Joseph Panchot                        IR - Regional Leader
  Curtis A. Paul                                IR - Regional Leader
  Van M. Pearcy                                 IR - Regional Leader
  James H. Phillips                             IR - Regional Leader
  Darryl L. Pope                                Service Division
  David F. Powers                               Research Marketing
  Leonard A. Price                              IR - Regional Leader
  Colleen A. Raley                              Advertising
  Ray W. Raley, Jr.                             Equities
  Gary D. Reamey                                International Expansion
  Trevor D. Reese Jr.                           IR - Regional Leader
  James L. Regnier                              Branch Training
  Ray L. Robbins Jr.                            Research
  Wann Van Robinson III                         IR - Regional Leader
  Charles N. Rogers                             IR Development
  Douglas L. Rosen                              IR - Regional Leader
  Timothy W. Rupp                               IR - Regional Leader
  Harry J. Sauer III                            Customer Loan & Banking Services
  Ronald James Scariano                         IR - Regional Leader
  Arthur Schlappi                               IR - Regional Leader
  Thomas D. Schlosser                           IR - Regional Leader
  Philip R. Schwab                              Syndicate
  Festus W. Shaughnessy III                     Sales Hiring
  Robert D. Shillingstad                        IR - Regional Leader
  Connie H. Silverstein                         Banking Services
  David Benson Skinner                          IR - Regional Leader
  Alan F. Skrainka                              Research Marketing
  John S. Sloop                                 Market Development
  Randall L. Smith                              IR - Regional Leader
  Ronald H. Smith                               IR - Regional Leader
  Lawrence R. Sobol                             Chief Legal Counsel
  Leo Staudacher                                IR - Regional Leader
  George (Eric) Steinhouse                      Marketing
  Roberta L. Suchocki                           Sales Training
  Lawrence E. Thomas                            IR Development
  Daniel J. Timm                                New IR Training
  Terry R. Tucker                               Information Systems
                                   Operational Support
  Richard G. Unnerstall                         Information Systems User
                                   Interfaces
  Susan S. Venn                                 Financial Reporting
  Vincent A. Vento, Jr.                         Research
  Robert L. Virgil Jr.                          Managing Principal Support
  Jo Ann Von Bergen                             Cash Operations
  David Patrick Ward                            IR - Regional Leader
  Leroy John Warner                             IR - Regional Leader
  Donald E. Walter                              Field Supervision
  James D. Weddle                               Branch Development
  Thomas J. Westphal                            Customer Information
  Heidi S. Whitfield-Sowatsky                   Product Review
  Mary Lindsey Wilkins                          Retirement Plan Marketing
  Robert D. Williams                            IR -Regional Leader
  Price P. Woodward                             Customer Segments
  Alan T. Wright                                Investment Banking
  Bradley A. Ytterberg                          Customer Segments
  Judith A. Zeilmann                            Human Resources

                 (c) Not applicable

Item 28.          Location of Accounts and Records:

                  All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:


           Edward D. Jones & Co. Daily                          Federated Investors Funds
           Passport Cash Trust                                  5800 Corporate Drive
                                                                Pittsburgh, Pennsylvania
                                                                15237-7000

           State Street Bank and Trust                          P.O. Box 8600
           Company ("Custodian")                                Boston, Massachusetts
                                                                02266-8600

           Federated Shareholder Services Company
           ("Transfer Agent and                                 Federated Investors Tower
           Dividend Disbursing Agent")                          1001 Liberty Avenue
                                                                Pittsburgh, Pennsylvania
                                                                15222-3779




        Federated Services Company                              Federated Investors Tower
           ("Administrator")                                    1001 Liberty Avenue
                                                                Pittsburgh, Pennsylvania
                                                                15222-3779

           Passport Research, Ltd.                              Federated Investors Tower
           ("Adviser")                                          1001 Liberty Avenue
                                                                Pittsburgh, Pennsylvania
                                                                15222-3779



Item 29.          Management Services:  Not applicable.



Item 30.          Undertakings:

                  Registrant hereby undertakes to comply with the provisions of
                  Section 16(c) of the 1940 Act with respect to the removal of Trustees and the calling of special shareholder meetings by shareholders.

                                                SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, EDWARD D. JONES & CO. DAILY PASSPORT CASH TRUST, certifies that it has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 26th day of February, 1999.

                              EDWARD D. JONES & CO. DAILY PASSPORT CASH TRUST

                           BY: /s/ Matthew S. Hardin
                           Matthew S. Hardin, Assistant Secretary
                           Attorney in Fact for John F. Donahue
                           February 26, 1999

      Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

      NAME                            TITLE                             DATE

By:   /s/ Matthew S. Hardin
      Matthew S. Hardin            Attorney In Fact            February 26, 1999
      ASSISTANT SECRETARY          For the Persons
                                   Listed Below

      NAME                            TITLE
John F. Donahue*                   Chairman and Trustee
                                   (Chief Executive Officer)

Richard B. Fisher*                 President

Richard J. Thomas*                 Treasurer
                                  (Principal Financial and
                                   Accounting Officer)

William D. Dawson, III*           Chief Investment Officer

Thomas G. Bigley*                 Trustee

John T. Conroy, Jr.*              Trustee

William J. Copeland*              Trustee

James E. Dowd*                    Trustee

Lawrence D. Ellis, M.D.*          Trustee

Edward L. Flaherty, Jr.*          Trustee

Peter E. Madden*                  Trustee

John E. Murray, Jr.*              Trustee

Wesley W. Posvar*                 Trustee

Marjorie P. Smuts*                Trustee

* By Power of Attorney